Income Taxes (Details 1) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Net loss before tax	$ (2,561,507)	$ (15,134,485)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(422,649)	(2,497,190)
Impact of different tax rates in other jurisdictions		(3,066)
Non-taxable income		(95,018)
Non-deductible expenses		540,893
Prior year tax effect	(576,970)
Change in valuation allowance	999,619	2,054,381
Effective income tax expense
As previously reported [Member]
Net loss before tax	(2,561,507)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(422,649)
Impact of different tax rates in other jurisdictions	393,217
Prior year tax effect
Change in valuation allowance	29,432
Effective income tax expense
Adjustments [Member]
Net loss before tax
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)
Impact of different tax rates in other jurisdictions	(393,217)
Prior year tax effect	(576,970)
Change in valuation allowance	970,187
Effective income tax expense